For Non-Life, life (except individual Life) and Health insurance, including dental, the table below shows the result if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date: (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets		R$ (26,967)
Nonlife Insurance Contracts One [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	R$ (32,277)	(33,253)
Insurance Life Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(26,390)
Insurance Health Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(137,890)	(139,863)
Gross amount arising from insurance contracts [member] | Nonlife Insurance Contracts One [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(32,441)	(33,524)
Gross amount arising from insurance contracts [member] | Insurance Life Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(26,496)	(27,073)
Gross amount arising from insurance contracts [member] | Insurance Health Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	R$ (137,890)	R$ (139,863)